OTHER ASSETS	12 Months Ended
Sep. 30, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets [Text Block]
12.	OTHER ASSETS
  Other assets consist of the following:
	September 30,
	2015	2016
	RMB	RMB

Prepaid lease	2,796	2,368
Deposits for purchase of plant and equipment	233	-
Others	50	42

	3,079	2,410